Calvert
High Yield Bond Fund
December 31, 2023
Schedule of Investments (Unaudited)

Common Stocks — 0.5%

Security	Shares	Value
Diversified Media — 0.1%
National CineMedia, Inc.(1)	109,125	$ 451,778
		$ 451,778
Environmental — 0.4%
GFL Environmental, Inc.	47,500	$ 1,639,225
		$ 1,639,225
Total Common Stocks (identified cost $1,464,675)		$ 2,091,003

Convertible Bonds — 0.6%

Security	Principal Amount (000's omitted)	Value
Containers — 0.3%
CryoPort, Inc., 0.75%, 12/1/26(2)	$1,877	$ 1,496,908
		$ 1,496,908
Utilities — 0.3%
NextEra Energy Partners, L.P., 2.50%, 6/15/26(2)	$1,196	$ 1,077,596
		$ 1,077,596
Total Convertible Bonds (identified cost $2,630,096)		$ 2,574,504

Corporate Bonds — 89.6%

Security	Principal Amount* (000's omitted)	Value
Aerospace — 0.6%
Moog, Inc., 4.25%, 12/15/27(2)	1,329	$ 1,256,231
Science Applications International Corp., 4.875%, 4/1/28(2)	1,571	1,502,630
		$ 2,758,861
Air Transportation — 1.2%
American Airlines, Inc., 7.25%, 2/15/28(2)(3)	383	$ 387,728
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(2)	1,793	1,781,715
5.75%, 4/20/29(2)	652	636,292
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
6.375%, 2/1/30(2)(3)	2,303	1,610,215
9.50%, 6/1/28(2)(3)	625	529,711
		$4,945,661
Automotive & Auto Parts — 5.1%
Clarios Global, L.P., 6.75%, 5/15/25(2)	182	$183,715
Security	Principal Amount* (000's omitted)		Value
Automotive & Auto Parts (continued)
Clarios Global, L.P./Clarios U.S. Finance Co.:
4.375%, 5/15/26(4)	EUR	1,272	$ 1,397,153
6.25%, 5/15/26(2)		420	420,808
8.50%, 5/15/27(2)		3,491	3,509,715
Ford Motor Co.:
3.25%, 2/12/32		2,124	1,767,426
4.75%, 1/15/43		2,109	1,743,425
7.45%, 7/16/31		356	388,061
9.625%, 4/22/30		1,157	1,364,489
Ford Motor Credit Co., LLC:
2.90%, 2/16/28		241	216,569
3.625%, 6/17/31		824	710,995
3.815%, 11/2/27		242	226,095
4.00%, 11/13/30		1,519	1,364,108
4.125%, 8/17/27		3,341	3,165,778
4.271%, 1/9/27		236	226,478
5.125%, 6/16/25		3,018	2,981,374
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(2)		1,854	1,600,458
Wheel Pros, Inc., 6.50%, 5/15/29(2)		1,592	487,550
			$21,754,197
Banks & Thrifts — 0.5%
JPMorgan Chase & Co., Series HH, 4.60% to 2/1/25(5)(6)		2,066	$1,997,450
			$1,997,450
Broadcasting — 0.8%
Audacy Capital Corp., 6.75%, 3/31/29(2)		2,210	$44,200
Playtika Holding Corp., 4.25%, 3/15/29(2)		1,848	1,614,263
Univision Communications, Inc.:
4.50%, 5/1/29(2)		1,668	1,490,162
8.00%, 8/15/28(2)		370	381,970
			$3,530,595
Building Materials — 2.5%
CP Atlas Buyer, Inc., 7.00%, 12/1/28(2)		28	$24,410
Masonite International Corp., 5.375%, 2/1/28(2)		1,000	961,360
MIWD Holdco II, LLC/MIWD Finance Corp., 5.50%, 2/1/30(2)		837	741,724
SRM Escrow Issuer, LLC, 6.00%, 11/1/28(2)		3,042	2,999,547
Standard Industries, Inc.:
2.25%, 11/21/26(4)	EUR	1,157	1,211,758
3.375%, 1/15/31(2)		556	479,139
4.375%, 7/15/30(2)		988	908,548
4.75%, 1/15/28(2)		2,000	1,926,759
5.00%, 2/15/27(2)		495	482,972
Summit Materials, LLC/Summit Materials Finance Corp., 7.25%, 1/15/31(2)		1,020	1,075,416
			$10,811,633

Calvert
High Yield Bond Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Cable/Satellite TV — 2.2%
CCO Holdings, LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(2)		914	$ 799,983
4.50%, 8/15/30(2)		1,846	1,666,604
4.50%, 5/1/32		273	234,177
4.75%, 3/1/30(2)		3,913	3,581,177
4.75%, 2/1/32(2)		821	725,025
5.00%, 2/1/28(2)		1,000	957,563
5.375%, 6/1/29(2)		687	648,515
UPC Holding B.V., 5.50%, 1/15/28(2)		766	722,878
			$9,335,922
Capital Goods — 1.9%
Calderys Financing, LLC, 11.25%, 6/1/28(2)		2,000	$2,097,281
Chart Industries, Inc., 9.50%, 1/1/31(2)		1,389	1,509,844
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(2)(3)		1,279	1,154,706
Emerald Debt Merger Sub, LLC, 6.625%, 12/15/30(2)		881	900,928
Madison IAQ, LLC, 5.875%, 6/30/29(2)		2,585	2,280,781
			$7,943,540
Chemicals — 3.4%
ASP Unifrax Holdings, Inc., 5.25%, 9/30/28(2)		1,411	$1,020,716
Avient Corp., 7.125%, 8/1/30(2)		1,957	2,037,039
Compass Minerals International, Inc., 6.75%, 12/1/27(2)		3,004	2,977,880
Herens Holdco S.a.r.l., 4.75%, 5/15/28(2)		1,787	1,468,077
Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.00%, 1/27/30(2)		1,535	1,425,401
Olympus Water U.S. Holding Corp., 9.75%, 11/15/28(2)		1,888	2,006,270
SNF Group SACA:
2.625%, 2/1/29(4)	EUR	1,289	1,311,529
2.625%, 2/1/29(2)	EUR	100	101,748
WR Grace Holdings, LLC:
4.875%, 6/15/27(2)		1,723	1,659,853
7.375%, 3/1/31(2)		493	493,937
			$14,502,450
Consumer Products — 2.0%
Acushnet Co., 7.375%, 10/15/28(2)		906	$945,787
CD&R Smokey Buyer, Inc., 6.75%, 7/15/25(2)(3)		626	619,984
Edgewell Personal Care Co.:
4.125%, 4/1/29(2)		1,333	1,214,670
5.50%, 6/1/28(2)		954	937,162
Energizer Gamma Acquisition BV, 3.50%, 6/30/29(4)	EUR	1,250	1,194,088
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 7.00%, 12/31/27(2)		528	504,816
Spectrum Brands, Inc., 3.875%, 3/15/31(2)(3)		890	810,910
Tempur Sealy International, Inc., 3.875%, 10/15/31(2)		2,537	2,147,970
			$8,375,387
Security	Principal Amount* (000's omitted)		Value
Containers — 2.1%
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC, 3.00%, 9/1/29(4)	EUR	350	$ 312,683
Ball Corp., 6.875%, 3/15/28		382	397,115
Berry Global, Inc., 5.625%, 7/15/27(2)		779	773,972
Canpack SA/Canpack US, LLC, 3.875%, 11/15/29(2)		1,786	1,532,898
Crown Americas, LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26		1,165	1,131,176
Crown Americas, LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26		554	549,087
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(2)(3)		1,636	1,660,769
Trivium Packaging Finance B.V.:
5.50%, 8/15/26(2)		1,852	1,818,949
8.50%, 8/15/27(2)(3)		660	647,875
			$8,824,524
Diversified Financial Services — 3.0%
AG TTMT Escrow Issuer, LLC, 8.625%, 9/30/27(2)		1,326	$1,395,486
Ally Financial, Inc., 4.70% to 5/15/26(5)(6)		1,926	1,450,638
Compass Group Diversified Holdings, LLC, 5.25%, 4/15/29(2)		1,768	1,672,017
GTCR W-2 Merger Sub, LLC, 7.50%, 1/15/31(2)		1,072	1,133,503
Macquarie Airfinance Holdings, Ltd., 8.125%, 3/30/29(2)		954	997,939
MSCI, Inc.:
3.625%, 9/1/30(2)		1,178	1,067,203
3.875%, 2/15/31(2)		1,435	1,312,875
Oxford Finance, LLC/Oxford Finance Co-Issuer II, Inc., 6.375%, 2/1/27(2)		1,308	1,237,581
Rocket Mortgage, LLC/Rocket Mortgage Co-Issuer, Inc.:
2.875%, 10/15/26(2)		953	879,948
3.625%, 3/1/29(2)		1,699	1,539,687
4.00%, 10/15/33(2)		195	165,883
			$12,852,760
Diversified Media — 2.5%
Arches Buyer, Inc.:
4.25%, 6/1/28(2)		553	$501,410
6.125%, 12/1/28(2)		1,976	1,711,423
Cars.com, Inc., 6.375%, 11/1/28(2)		1,968	1,899,720
Clear Channel Outdoor Holdings, Inc.:
5.125%, 8/15/27(2)		1,509	1,441,483
7.75%, 4/15/28(2)(3)		1,700	1,467,362
Outfront Media Capital, LLC/Outfront Media Capital Corp., 7.375%, 2/15/31(2)		1,163	1,222,040
Stagwell Global, LLC, 5.625%, 8/15/29(2)		1,304	1,200,896
TripAdvisor, Inc., 7.00%, 7/15/25(2)(3)		1,103	1,106,734
			$10,551,068
Energy — 1.1%
Neptune Energy Bondco PLC, 6.625%, 5/15/25(2)		3,000	$2,975,371

Calvert
High Yield Bond Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Energy (continued)
Occidental Petroleum Corp., 8.50%, 7/15/27	1,500	$ 1,637,555
		$ 4,612,926
Entertainment/Film — 0.7%
Cinemark USA, Inc.:
5.25%, 7/15/28(2)(3)	1,517	$ 1,393,182
5.875%, 3/15/26(2)(3)	744	728,897
8.75%, 5/1/25(2)	670	675,594
		$ 2,797,673
Environmental — 2.1%
Clean Harbors, Inc.:
4.875%, 7/15/27(2)	500	$490,436
5.125%, 7/15/29(2)	1,000	960,727
Covanta Holding Corp.:
4.875%, 12/1/29(2)	1,948	1,704,266
5.00%, 9/1/30	500	426,668
GFL Environmental, Inc.:
3.50%, 9/1/28(2)	1,631	1,508,766
3.75%, 8/1/25(2)	387	378,189
4.00%, 8/1/28(2)	1,500	1,387,526
4.25%, 6/1/25(2)	1,000	985,848
4.75%, 6/15/29(2)	1,389	1,309,869
		$9,152,295
Food & Drug Retail — 1.7%
Albertsons Cos., LLC/Safeway, Inc./New Albertsons, L.P./Albertsons, LLC:
4.875%, 2/15/30(2)	2,549	$2,443,004
5.875%, 2/15/28(2)	1,295	1,296,678
Arko Corp., 5.125%, 11/15/29(2)	1,587	1,375,064
Ingles Markets, Inc., 4.00%, 6/15/31(2)	2,595	2,292,955
		$7,407,701
Food, Beverage & Tobacco — 3.6%
BellRing Brands, Inc., 7.00%, 3/15/30(2)(3)	2,032	$2,104,715
Chobani, LLC/Chobani Finance Corp., Inc., 7.50%, 4/15/25(2)	2,089	2,080,341
Darling Ingredients, Inc.:
5.25%, 4/15/27(2)	500	493,091
6.00%, 6/15/30(2)	1,391	1,392,961
Herbalife Nutrition, Ltd./HLF Financing, Inc., 7.875%, 9/1/25(2)	1,000	988,945
Performance Food Group, Inc.:
4.25%, 8/1/29(2)	2,496	2,291,859
5.50%, 10/15/27(2)	1,727	1,703,519
6.875%, 5/1/25(2)	231	231,825
Pilgrim's Pride Corp., 3.50%, 3/1/32	2,000	1,693,430
US Foods, Inc., 4.75%, 2/15/29(2)	2,490	2,366,756
		$15,347,442
Security	Principal Amount* (000's omitted)		Value
Healthcare — 11.8%
AMN Healthcare, Inc.:
4.00%, 4/15/29(2)(3)		849	$ 766,684
4.625%, 10/1/27(2)		122	115,558
Avantor Funding, Inc.:
3.875%, 7/15/28(4)	EUR	600	650,302
4.625%, 7/15/28(2)		1,001	968,178
Catalent Pharma Solutions, Inc.:
2.375%, 3/1/28(4)	EUR	893	860,751
3.50%, 4/1/30(2)		581	506,067
Centene Corp.:
3.375%, 2/15/30		1,616	1,451,952
4.25%, 12/15/27		1,339	1,291,215
4.625%, 12/15/29		1,607	1,542,692
Encompass Health Corp., 4.75%, 2/1/30		1,247	1,175,703
Fortrea Holdings, Inc., 7.50%, 7/1/30(2)		1,541	1,584,490
Grifols S.A.:
1.625%, 2/15/25(4)	EUR	500	541,187
2.25%, 11/15/27(4)	EUR	965	1,006,135
4.75%, 10/15/28(2)(3)		1,446	1,312,975
HealthEquity, Inc., 4.50%, 10/1/29(2)		2,115	1,966,441
Heartland Dental, LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28(2)		2,447	2,541,918
IQVIA, Inc.:
2.25%, 3/15/29(4)	EUR	769	780,016
5.00%, 5/15/27(2)		594	583,350
Jazz Securities DAC, 4.375%, 1/15/29(2)		1,376	1,282,569
Legacy LifePoint Health, LLC:
4.375%, 2/15/27(2)(3)		1,260	1,164,642
5.375%, 1/15/29(2)		2,679	1,983,955
9.875%, 8/15/30(2)		655	662,756
Minerva Merger Sub, Inc., 6.50%, 2/15/30(2)		2,263	2,055,964
ModivCare Escrow Issuer, Inc., 5.00%, 10/1/29(2)(3)		1,048	857,966
ModivCare, Inc., 5.875%, 11/15/25(2)		1,290	1,275,320
Molina Healthcare, Inc.:
3.875%, 11/15/30(2)		2,357	2,121,374
3.875%, 5/15/32(2)		1,089	952,770
4.375%, 6/15/28(2)		2,231	2,112,208
Mozart Debt Merger Sub, Inc.:
3.875%, 4/1/29(2)		2,000	1,810,708
5.25%, 10/1/29(2)		3,539	3,340,520
Option Care Health, Inc., 4.375%, 10/31/29(2)		2,368	2,142,966
Perrigo Finance Unlimited Co.:
4.375%, 3/15/26		750	725,641
4.65%, 6/15/30		2,023	1,842,708
4.90%, 12/15/44		513	405,100
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26(2)(3)		1,334	1,324,936
Team Health Holdings, Inc., 6.375%, 2/1/25(2)		1,785	1,496,928
US Acute Care Solutions, LLC, 6.375%, 3/1/26(2)		2,658	2,223,949

Calvert
High Yield Bond Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Healthcare (continued)
Varex Imaging Corp., 7.875%, 10/15/27(2)	784	$ 792,025
		$ 50,220,619
Homebuilders/Real Estate — 4.9%
Ashton Woods USA, LLC/Ashton Woods Finance Co.:
4.625%, 8/1/29(2)	312	$ 277,815
4.625%, 4/1/30(2)	1,060	951,414
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(2)	1,124	1,124,826
CTR Partnership, L.P./CareTrust Capital Corp., 3.875%, 6/30/28(2)	2,496	2,280,880
Cushman & Wakefield U.S. Borrower, LLC:
6.75%, 5/15/28(2)(3)	297	295,816
8.875%, 9/1/31(2)(3)	723	766,760
Dycom Industries, Inc., 4.50%, 4/15/29(2)	1,630	1,514,432
Greystar Real Estate Partners, LLC, 7.75%, 9/1/30(2)	2,620	2,747,987
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(2)	1,294	1,216,999
3.75%, 9/15/30(2)	1,740	1,467,682
KB Home:
4.00%, 6/15/31	75	67,279
4.80%, 11/15/29	491	469,966
Meritage Homes Corp., 3.875%, 4/15/29(2)	477	438,840
Outfront Media Capital, LLC/Outfront Media Capital Corp., 4.625%, 3/15/30(2)	1,213	1,082,792
Starwood Property Trust, Inc., 3.75%, 12/31/24(2)	1,250	1,227,569
Taylor Morrison Communities, Inc.:
5.125%, 8/1/30(2)	1,309	1,267,734
5.75%, 1/15/28(2)	306	307,763
5.875%, 6/15/27(2)	974	979,985
TopBuild Corp.:
3.625%, 3/15/29(2)	1,000	907,177
4.125%, 2/15/32(2)	1,851	1,649,208
		$21,042,924
Insurance — 1.7%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer:
6.75%, 10/15/27(2)	1,014	$1,011,465
7.00%, 1/15/31(2)	624	658,626
AmWINS Group, Inc., 4.875%, 6/30/29(2)	1,173	1,072,778
BroadStreet Partners, Inc., 5.875%, 4/15/29(2)	2,510	2,345,053
GTCR AP Finance, Inc., 8.00%, 5/15/27(2)	1,043	1,055,003
Jones Deslauriers Insurance Management, Inc., 10.50%, 12/15/30(2)	1,264	1,334,236
		$7,477,161
Leisure — 0.9%
Boyne USA, Inc., 4.75%, 5/15/29(2)	2,030	$1,911,153
Security	Principal Amount* (000's omitted)		Value
Leisure (continued)
Life Time, Inc.:
5.75%, 1/15/26(2)		960	$ 953,697
8.00%, 4/15/26(2)(3)		1,172	1,183,418
			$ 4,048,268
Metals/Mining — 1.9%
Constellium SE:
3.125%, 7/15/29(4)	EUR	1,150	$ 1,171,153
5.625%, 6/15/28(2)		1,000	977,088
5.875%, 2/15/26(2)		522	519,375
Hudbay Minerals, Inc.:
4.50%, 4/1/26(2)		1,721	1,668,762
6.125%, 4/1/29(2)		995	976,905
Novelis Corp.:
3.25%, 11/15/26(2)		500	471,032
3.875%, 8/15/31(2)		1,500	1,324,026
4.75%, 1/30/30(2)		927	873,284
			$7,981,625
Paper — 0.3%
Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(2)		2,767	$1,365,821
			$1,365,821
Publishing/Printing — 0.7%
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(2)		1,345	$1,298,288
8.00%, 8/1/29(2)		1,906	1,774,410
			$3,072,698
Railroad — 0.3%
Watco Cos., LLC/Watco Finance Corp., 6.50%, 6/15/27(2)		1,450	$1,451,544
			$1,451,544
Restaurants — 1.6%
Dave & Buster's, Inc., 7.625%, 11/1/25(2)		3,154	$3,196,737
IRB Holding Corp., 7.00%, 6/15/25(2)		2,429	2,430,894
Yum! Brands, Inc., 3.625%, 3/15/31		1,519	1,371,542
			$6,999,173
Services — 7.9%
Adtalem Global Education, Inc., 5.50%, 3/1/28(2)		2,087	$2,009,686
APi Escrow Corp., 4.75%, 10/15/29(2)		1,582	1,487,776
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(2)		2,788	2,691,259
Clarivate Science Holdings Corp., 4.875%, 7/1/29(2)		1,713	1,609,148
Gartner, Inc.:
3.625%, 6/15/29(2)		788	712,095
3.75%, 10/1/30(2)		333	294,729
4.50%, 7/1/28(2)		1,143	1,084,653

Calvert
High Yield Bond Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Services (continued)
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(2)	2,720	$ 2,679,581
Imola Merger Corp., 4.75%, 5/15/29(2)	3,140	2,987,235
Korn Ferry, 4.625%, 12/15/27(2)(3)	2,039	1,971,629
NESCO Holdings II, Inc., 5.50%, 4/15/29(2)	1,614	1,493,910
Ritchie Bros Holdings, Inc.:
6.75%, 3/15/28(2)	1,000	1,030,822
7.75%, 3/15/31(2)	820	875,235
SRS Distribution, Inc.:
6.00%, 12/1/29(2)	490	457,448
6.125%, 7/1/29(2)	1,438	1,365,000
Summer BC Bidco B, LLC, 5.50%, 10/31/26(2)	1,617	1,516,107
VT Topco, Inc., 8.50%, 8/15/30(2)	2,010	2,093,284
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(2)	2,737	2,636,845
WESCO Distribution, Inc.:
7.125%, 6/15/25(2)	934	941,511
7.25%, 6/15/28(2)	1,637	1,683,720
Windsor Holdings III, LLC, 8.50%, 6/15/30(2)	1,982	2,073,723
		$33,695,396
Steel — 0.3%
TMS International Corp., 6.25%, 4/15/29(2)	1,511	$1,248,622
		$1,248,622
Super Retail — 5.5%
Asbury Automotive Group, Inc.:
4.50%, 3/1/28	691	$656,868
4.625%, 11/15/29(2)(3)	398	368,835
4.75%, 3/1/30	1,118	1,044,904
5.00%, 2/15/32(2)(3)	162	147,415
Bath & Body Works, Inc.:
6.625%, 10/1/30(2)(3)	435	444,871
6.75%, 7/1/36	196	197,507
6.95%, 3/1/33	1,244	1,244,901
9.375%, 7/1/25(2)	578	610,865
Evergreen Acqco 1 LP/TVI, Inc., 9.75%, 4/26/28(2)(3)	2,237	2,384,161
Group 1 Automotive, Inc., 4.00%, 8/15/28(2)	1,761	1,634,194
Ken Garff Automotive, LLC, 4.875%, 9/15/28(2)	1,490	1,416,232
LCM Investments Holdings II, LLC:
4.875%, 5/1/29(2)	2,095	1,948,706
8.25%, 8/1/31(2)	209	218,347
Lithia Motors, Inc.:
3.875%, 6/1/29(2)	958	866,213
4.375%, 1/15/31(2)	1,324	1,204,906
4.625%, 12/15/27(2)	1,173	1,128,184
Metis Merger Sub, LLC, 6.50%, 5/15/29(2)	2,343	2,121,399
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/28(2)	1,709	1,612,483
7.75%, 2/15/29(2)	1,453	1,414,710
Security	Principal Amount* (000's omitted)	Value
Super Retail (continued)
Sonic Automotive, Inc.:
4.625%, 11/15/29(2)(3)	2,129	$ 1,940,065
4.875%, 11/15/31(2)(3)	816	728,253
		$ 23,334,019
Technology — 7.0%
Black Knight InfoServ, LLC, 3.625%, 9/1/28(2)	1,622	$ 1,538,872
Booz Allen Hamilton, Inc.:
3.875%, 9/1/28(2)	2,313	2,181,163
4.00%, 7/1/29(2)	977	916,697
Central Parent, LLC/CDK Global II, LLC/CDK Financing Co., Inc., 8.00%, 6/15/29(2)	1,398	1,460,253
Ciena Corp., 4.00%, 1/31/30(2)	1,374	1,252,889
Cloud Software Group, Inc.:
6.50%, 3/31/29(2)	786	749,255
9.00%, 9/30/29(2)	1,465	1,393,673
Fair Isaac Corp., 4.00%, 6/15/28(2)	2,050	1,941,320
II-VI, Inc., 5.00%, 12/15/29(2)	974	926,079
McAfee Corp., 7.375%, 2/15/30(2)	1,868	1,708,448
NCR Voyix Corp.:
5.125%, 4/15/29(2)	751	714,743
5.25%, 10/1/30(2)	693	637,312
ON Semiconductor Corp., 3.875%, 9/1/28(2)	1,767	1,640,477
Open Text Corp., 3.875%, 2/15/28(2)	1,045	971,680
Open Text Holdings, Inc., 4.125%, 2/15/30(2)(3)	1,352	1,225,101
Presidio Holdings, Inc.:
4.875%, 2/1/27(2)	782	767,247
8.25%, 2/1/28(2)(3)	1,599	1,617,072
Seagate HDD Cayman:
4.091%, 6/1/29	328	303,616
9.625%, 12/1/32	1,277	1,461,037
Sensata Technologies B.V., 5.00%, 10/1/25(2)	385	385,706
Sensata Technologies, Inc.:
3.75%, 2/15/31(2)	1,480	1,306,530
4.375%, 2/15/30(2)	199	185,073
SS&C Technologies, Inc., 5.50%, 9/30/27(2)	1,148	1,132,339
Viavi Solutions, Inc., 3.75%, 10/1/29(2)	1,378	1,208,093
VM Consolidated, Inc., 5.50%, 4/15/29(2)	2,312	2,185,448
		$29,810,123
Telecommunications — 4.0%
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(2)	2,400	$2,387,723
Iliad Holding SASU:
6.50%, 10/15/26(2)	1,164	1,162,555
7.00%, 10/15/28(2)	625	622,384
LCPR Senior Secured Financing DAC:
5.125%, 7/15/29(2)	531	463,221
6.75%, 10/15/27(2)	1,320	1,294,214

Calvert
High Yield Bond Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Telecommunications (continued)
Sprint Capital Corp., 6.875%, 11/15/28		2,159	$ 2,340,822
Sprint, LLC:
7.125%, 6/15/24		1,000	1,005,012
7.625%, 2/15/25		1,206	1,227,848
7.625%, 3/1/26		1,500	1,568,028
Telecom Italia SpA, 5.303%, 5/30/24(2)		1,116	1,111,719
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(4)	GBP	283	333,015
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(2)		1,425	1,339,784
Vmed O2 UK Financing I PLC, 4.75%, 7/15/31(2)		1,000	893,881
Ziggo B.V., 4.875%, 1/15/30(2)		506	451,952
Ziggo Bond Co. B.V., 6.00%, 1/15/27(2)		710	691,676
			$16,893,834
Transport Excluding Air & Rail — 0.4%
Seaspan Corp., 5.50%, 8/1/29(2)		1,835	$1,536,720
			$1,536,720
Utilities — 3.4%
Clearway Energy Operating, LLC, 4.75%, 3/15/28(2)		1,196	$1,153,164
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(2)		1,228	1,161,329
Leeward Renewable Energy Operations, LLC, 4.25%, 7/1/29(2)		1,270	1,107,822
NextEra Energy Operating Partners, L.P.:
4.25%, 9/15/24(2)		14	13,585
4.50%, 9/15/27(2)		904	870,799
NRG Energy, Inc.:
3.375%, 2/15/29(2)		3,000	2,653,034
5.75%, 1/15/28		1,000	996,950
10.25% to 3/15/28(2)(5)(6)		1,061	1,105,648
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(2)		1,602	1,516,525
TerraForm Power Operating, LLC:
4.75%, 1/15/30(2)		1,000	931,105
5.00%, 1/31/28(2)		1,402	1,363,043
TransAlta Corp., 7.75%, 11/15/29		1,750	1,860,031
			$14,733,035
Total Corporate Bonds (identified cost $401,586,190)			$382,413,667

Preferred Stocks — 0.3%

Security	Shares	Value
Services — 0.3%
WESCO International, Inc., Series A, 10.625% to 6/22/25(5)(6)	45,970	$ 1,214,527
Total Preferred Stocks (identified cost $1,291,567)		$ 1,214,527

Senior Floating-Rate Loans — 5.4%(7)

Borrower/Description	Principal Amount (000's omitted)	Value
Air Transportation — 0.6%
Air Canada, Term Loan, 9.139%, (SOFR + 3.50%), 8/11/28	$1,365	$ 1,371,061
SkyMiles IP, Ltd., Term Loan, 9.166%, (SOFR + 3.75%), 10/20/27	1,110	1,137,957
		$ 2,509,018
Automotive & Auto Parts — 0.2%
Clarios Global, L.P., Term Loan, 9.106%, (SOFR + 3.75%), 5/6/30	$752	$ 754,465
		$ 754,465
Broadcasting — 0.3%
ABG Intermediate Holdings 2, LLC, Term Loan, 8.956%, (SOFR + 3.50%), 12/21/28	$1,215	$ 1,221,465
		$1,221,465
Capital Goods — 0.2%
DexKo Global, Inc., Term Loan, 9.598%, (SOFR + 4.25%), 10/4/28	$594	$593,406
EMRLD Borrower LP, Term Loan, 8.356%, (SOFR + 3.00%), 5/31/30	358	359,596
		$953,002
Healthcare — 1.0%
Jazz Financing Lux S.a.r.l., Term Loan, 8.97%, (SOFR + 3.50%), 5/5/28	$1,457	$1,465,328
Pluto Acquisition I, Inc., Term Loan, 9.65%, (SOFR + 3.74%), 6/22/26	1,679	1,309,748
Verscend Holding Corp., Term Loan, 9.47%, (SOFR + 4.00%), 8/27/25	1,631	1,635,367
		$4,410,443
Restaurants — 0.7%
IRB Holding Corp., Term Loan, 8.456%, (SOFR + 3.00%), 12/15/27	$2,890	$2,897,494
		$2,897,494
Services — 0.9%
AlixPartners, LLP, Term Loan, 8.22%, (SOFR + 2.75%), 2/4/28	$2,969	$2,979,046
Spin Holdco, Inc., Term Loan, 9.625%, (SOFR + 4.00%), 3/4/28	121	106,405
SRS Distribution, Inc., Term Loan, 8.971%, (SOFR + 3.50%), 6/2/28	762	763,140
		$3,848,591

Calvert
High Yield Bond Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Super Retail — 0.9%
Mavis Tire Express Services Corp., Term Loan, 9.47%, (SOFR + 4.00%), 5/4/28	$911	$ 914,112
PetSmart, Inc., Term Loan, 9.206%, (SOFR + 3.75%), 2/11/28	2,801	2,774,453
		$ 3,688,565
Technology — 0.6%
Riverbed Technology, Inc., Term Loan, 9.89%, (SOFR + 4.50%), 7/1/28	$404	$ 277,963
SS&C European Holdings S.a.r.l., Term Loan, 7.221%, (SOFR + 1.75%), 4/16/25	57	57,579
SS&C Technologies, Inc.:
Term Loan, 7.22%, (SOFR + 1.75%), 4/16/25	62	62,132
Term Loan, 7.22%, (SOFR + 1.75%), 4/16/25	398	398,643
Travelport Finance (Luxembourg) S.a.r.l., Term Loan, 12.371%, (SOFR + 7.00%), 2/28/25	1,939	1,885,946
		$2,682,263
Total Senior Floating-Rate Loans (identified cost $23,108,190)		$22,965,306

Miscellaneous — 0.0%

Security	Principal Amount	Value
Diversified Media — 0.0%
National CineMedia, Inc., Escrow Certificates(1)(8)	$679,000	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 7.6%
Affiliated Fund — 2.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27%(9)	12,360,254	$ 12,360,254
Total Affiliated Fund (identified cost $12,360,254)		$ 12,360,254
Securities Lending Collateral — 4.7%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(10)	20,091,348	$ 20,091,348
Total Securities Lending Collateral (identified cost $20,091,348)		$ 20,091,348
Total Short-Term Investments (identified cost $32,451,602)		$ 32,451,602
Total Investments — 104.0% (identified cost $462,532,320)		$443,710,609

Other Assets, Less Liabilities — (4.0)%	$(17,122,004)

Net Assets — 100.0%	$426,588,605

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2023, the aggregate value of these securities is $326,294,985 or 76.5% of the Fund's net assets.
(3)	All or a portion of this security was on loan at December 31, 2023. The aggregate market value of securities on loan at December 31, 2023 was $20,285,184 and the total market value of the collateral received by the Fund was $21,151,680, comprised of cash of $20,091,348 and U.S. government and/or agencies securities of $1,060,332.
(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At December 31, 2023, the aggregate value of these securities is $10,769,770 or 2.5% of the Fund's net assets.
(5)	Security converts to variable rate after the indicated fixed-rate coupon period.
(6)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

Calvert
High Yield Bond Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

(7)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) (or the London Interbank Offered Rate (“LIBOR”) for those loans whose rates reset prior to the discontinuance of LIBOR on June 30, 2023) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(8)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(9)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2023.
(10)	Represents investment of cash collateral received in connection with securities lending.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	231,601	EUR	210,091	State Street Bank and Trust Company	1/31/24	$ —	$(583)
USD	55,179	EUR	50,586	State Street Bank and Trust Company	1/31/24	—	(726)
USD	242,869	EUR	220,914	State Street Bank and Trust Company	1/31/24	—	(1,276)
USD	147,862	EUR	138,603	State Street Bank and Trust Company	1/31/24	—	(5,316)
USD	9,575,117	EUR	9,001,827	State Street Bank and Trust Company	1/31/24	—	(373,340)
USD	14,140	GBP	11,116	State Street Bank and Trust Company	1/31/24	—	(32)
USD	10,845	GBP	8,635	State Street Bank and Trust Company	1/31/24	—	(163)
USD	12,082	GBP	9,816	State Street Bank and Trust Company	1/31/24	—	(432)
USD	290,861	GBP	239,188	State Street Bank and Trust Company	1/31/24	—	(14,067)
						$ —	$(395,935)

Abbreviations:
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate

Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar
At December 31, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objectives. During the fiscal year to date ended December 31, 2023, the Fund entered into forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.

Calvert
High Yield Bond Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Affiliated Investments
At December 31, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $12,360,254, which represents 2.9% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Instituational Class(1)	$14,175,350	$30,780,398	$(32,595,494)	$ —	$ —	$12,360,254	$162,377	12,360,254

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$2,091,003(2)	$ —	$ —	$2,091,003
Convertible Bonds	—	2,574,504	—	2,574,504
Corporate Bonds	—	382,413,667	—	382,413,667
Miscellaneous	—	—	0	0
Preferred Stocks	1,214,527	—	—	1,214,527
Senior Floating-Rate Loans	—	22,965,306	—	22,965,306
Short-Term Investments:
Affiliated Fund	12,360,254	—	—	12,360,254
Securities Lending Collateral	20,091,348	—	—	20,091,348
Total Investments	$35,757,132	$407,953,477	$0	$443,710,609
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(395,935)	$ —	$(395,935)
Total	$ —	$(395,935)	$ —	$(395,935)

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2023, is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.